Share-based compensation - Share Holding Platform (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019 CNY (¥) shares	Mar. 07, 2018 shares	Mar. 28, 2017 CNY (¥) shares	Jun. 30, 2016 entity	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity				4
Equity interest hold by each of the four LLPs (as a percent)				25.00%
Ordinary Share Units
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 19,899,000	¥ 21,192,000	¥ 16,419,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares									$ 12.88	$ 12.88		$ 12.88
Share Holding Platform | Ordinary shares
Share-based compensation
Shares issued to related party													16,000,000
Granted (in shares)	944,577	906,949	789,150			944,577
Share-based compensation expense recorded | ¥					¥ 97,424,000	¥ 127,805,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares									$ 20.13		$ 16.99
Number of ordinary shares under Incentive Platform
Non-Vested, at beginning of the year						536,518
Granted (in shares)	944,577	906,949	789,150			944,577
Less: vested						(1,197,209)
Non-Vested, at end of the year						283,886	536,518
Weighted average grant-date fair value
Weighted average, Non-Vested, at beginning of the year | ¥ / shares						¥ 88.59
Granted (in shares) | ¥ / shares						135.30
Vested (in shares) | ¥ / shares						125.45
Weighted average, Non-Vested, at end of the year | ¥ / shares						¥ 88.59	¥ 88.59
Share Holding Platform | Ordinary shares | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥	¥ 0
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share													5
Granted (in shares)	4,722,885	4,534,745	3,945,750
Share-based compensation expense recorded | ¥								¥ 23,303,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 12.88		$ 12.88
Number of ordinary shares under Incentive Platform
Granted (in shares)	4,722,885	4,534,745	3,945,750
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Cash subscription payment | ¥			¥ 0
Vesting period			3 years